Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2005 Fund
June 30, 2023
Z05-NPRT1-0823
1.9884230.106
Domestic Equity Funds - 6.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,095	43,207
Fidelity Series Commodity Strategy Fund (a)	255	24,644
Fidelity Series Large Cap Growth Index Fund (a)	1,568	27,308
Fidelity Series Large Cap Stock Fund (a)	1,589	30,037
Fidelity Series Large Cap Value Index Fund (a)	3,855	55,778
Fidelity Series Small Cap Core Fund (a)	14	143
Fidelity Series Small Cap Opportunities Fund (a)	1,058	13,623
Fidelity Series Value Discovery Fund (a)	1,390	20,607
TOTAL DOMESTIC EQUITY FUNDS (Cost $207,161)		215,347

International Equity Funds - 12.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,675	23,881
Fidelity Series Emerging Markets Fund (a)	3,165	26,301
Fidelity Series Emerging Markets Opportunities Fund (a)	7,907	134,031
Fidelity Series International Growth Fund (a)	3,385	55,616
Fidelity Series International Index Fund (a)	2,014	23,097
Fidelity Series International Small Cap Fund (a)	1,062	17,244
Fidelity Series International Value Fund (a)	5,026	55,584
Fidelity Series Overseas Fund (a)	4,437	55,638
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $368,064)		391,392

Bond Funds - 70.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	67,246	634,129
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,046	24,064
Fidelity Series Corporate Bond Fund (a)	29,533	267,277
Fidelity Series Emerging Markets Debt Fund (a)	2,284	16,904
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	603	5,669
Fidelity Series Floating Rate High Income Fund (a)	367	3,292
Fidelity Series Government Bond Index Fund (a)	42,531	390,012
Fidelity Series High Income Fund (a)	2,148	17,590
Fidelity Series International Credit Fund (a)	7	54
Fidelity Series International Developed Markets Bond Index Fund (a)	14,987	128,593
Fidelity Series Investment Grade Bond Fund (a)	40,000	398,004
Fidelity Series Investment Grade Securitized Fund (a)	30,424	270,775
Fidelity Series Long-Term Treasury Bond Index Fund (a)	20,731	124,799
Fidelity Series Real Estate Income Fund (a)	481	4,610
TOTAL BOND FUNDS (Cost $2,387,767)		2,285,772

Short-Term Funds - 10.5%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.17% (a)(b)	77,673	77,673
Fidelity Series Short-Term Credit Fund (a)	5,808	55,813
Fidelity Series Treasury Bill Index Fund (a)	20,753	206,288
TOTAL SHORT-TERM FUNDS (Cost $340,653)		339,774

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,303,645)	3,232,285
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	3,232,286

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	632,577	22,221	16,629	-	(244)	(3,796)	634,129
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	28,551	234	4,149	4	(474)	(98)	24,064
Fidelity Series Blue Chip Growth Fund	45,347	1,495	10,642	-	1,402	5,605	43,207
Fidelity Series Canada Fund	24,550	645	2,238	-	(29)	953	23,881
Fidelity Series Commodity Strategy Fund	24,003	1,939	655	-	(60)	(583)	24,644
Fidelity Series Corporate Bond Fund	267,644	10,837	8,281	2,684	11	(2,934)	267,277
Fidelity Series Emerging Markets Debt Fund	16,693	747	646	255	(19)	129	16,904
Fidelity Series Emerging Markets Debt Local Currency Fund	5,651	57	203	-	9	155	5,669
Fidelity Series Emerging Markets Fund	22,605	3,194	-	-	-	502	26,301
Fidelity Series Emerging Markets Opportunities Fund	140,790	-	10,717	-	(145)	4,103	134,031
Fidelity Series Floating Rate High Income Fund	3,217	141	99	73	-	33	3,292
Fidelity Series Government Bond Index Fund	393,525	16,541	12,042	2,605	43	(8,055)	390,012
Fidelity Series Government Money Market Fund 5.17%	73,170	6,355	1,852	939	-	-	77,673
Fidelity Series High Income Fund	17,422	627	476	265	(11)	28	17,590
Fidelity Series International Credit Fund	54	-	-	-	-	-	54
Fidelity Series International Developed Markets Bond Index Fund	130,309	5,124	5,199	1,830	(39)	(1,602)	128,593
Fidelity Series International Growth Fund	56,976	487	4,088	-	387	1,854	55,616
Fidelity Series International Index Fund	23,622	530	1,797	-	147	595	23,097
Fidelity Series International Small Cap Fund	18,824	153	1,985	-	58	194	17,244
Fidelity Series International Value Fund	56,827	1,082	4,663	-	300	2,038	55,584
Fidelity Series Investment Grade Bond Fund	402,318	14,067	12,812	3,929	37	(5,606)	398,004
Fidelity Series Investment Grade Securitized Fund	275,926	8,315	9,539	2,560	(32)	(3,895)	270,775
Fidelity Series Large Cap Growth Index Fund	28,782	1,258	6,100	70	699	2,669	27,308
Fidelity Series Large Cap Stock Fund	31,525	1,522	5,147	-	277	1,860	30,037
Fidelity Series Large Cap Value Index Fund	58,883	2,974	8,438	-	131	2,228	55,778
Fidelity Series Long-Term Treasury Bond Index Fund	127,170	5,015	3,476	941	(261)	(3,649)	124,799
Fidelity Series Overseas Fund	56,920	488	4,280	-	573	1,937	55,638
Fidelity Series Real Estate Income Fund	6,015	144	1,592	84	(101)	144	4,610
Fidelity Series Short-Term Credit Fund	56,869	1,026	1,852	382	4	(234)	55,813
Fidelity Series Small Cap Core Fund	384	-	231	-	(3)	(7)	143
Fidelity Series Small Cap Opportunities Fund	14,375	345	1,814	-	57	660	13,623
Fidelity Series Treasury Bill Index Fund	209,020	8,166	10,689	2,589	(12)	(197)	206,288
Fidelity Series Value Discovery Fund	21,528	1,433	2,971	-	(13)	630	20,607
	3,272,072	117,162	155,302	19,210	2,692	(4,339)	3,232,285

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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